Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Schedule of the carrying amount and estimated fair value of the Company's financial instruments that are recorded at fair value on a recurring basis

		As of December 31, 2012
			Estimated Fair Value Measurements
						As of December 31, 2011
			Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)
					Significant Unobservable Inputs (Level 3)
(In thousands)	Statement of Financial Position Location	Carrying Value				Carrying Value	Estimated Fair Value
Financial Assets:
Deferred compensation trust assets	Long-term marketable securities	$11,987	$11,987	$—	$—	$10,834	$10,834
Investments in marketable securities	Marketable securities and Long-term marketable securities	133,816	45,152	88,664	—	131,648	131,648
Fuel swap contracts:
Current	Prepaid expenses and other assets	1,957	—	—	1,957	548	548

Total financial assets		$147,760	$57,139	$88,664	$1,957	$143,030	$143,030

Financial Liabilities:
Fuel swap contracts:
Current	Other accrued liabilities	$113	$—	$—	$113	$1,281	$1,281
Interest rate swap contracts	Other accrued liabilities(1)	7,349	—	7,349	—	23,467	23,467

Total financial liabilities		$7,462	$—	$7,349	$113	$24,748	$24,748

(1)
As of December 31, 2011, liabilities related to interest rate swap contracts were reflected in other long-term obligations on the Consolidated Statement of Financial Position.

Schedule of estimated fair value of assets that were recorded at fair value on a nonrecurring basis

			Estimated Fair Value Measurements
(In thousands)	Statement of Financial Position Location	Date of Fair Value Measurement	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
TruGreen Trade Name(1)	Intangible assets, primarily trade names, service marks and trademarks, net	9/30/2012	$—	$—	$606,800
TruGreen Goodwill(2)	Goodwill	9/30/2012	—	—	417,367
(1)
In 2012, the Company recorded a pre-tax non-cash impairment charge of $118.7 million to reduce the carrying value of the TruGreen trade name to its fair value as a result of our interim impairment testing of indefinite-lived intangible assets. See Note 1 for further information regarding the factors that led to the completion of the interim impairment analysis along with a description of the methodology, assumptions and significant unobservable inputs used to estimate the fair value of the TruGreen trade name.

(2)
In 2012, the Company recorded a pre-tax non-cash impairment charge of $790.2 million to reduce the carrying value of TruGreen's goodwill to its implied fair value as a result of our interim goodwill impairment testing. During the fourth quarter of 2012, the Company finalized the TruGreen impairment analysis and recorded a $4.0 million adjustment to the September 30, 2012 estimate adjusting the carrying value of goodwill from $413.4 million to $417.4 million. See Note 1 for further information regarding the factors that led to the initiation of the interim impairment analysis along with a description of the methodology, assumptions and significant unobservable inputs used to estimate the fair value of TruGreen's goodwill.

Schedule of reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3) on a recurring basis

(In thousands)	Fuel Swap Contract Assets (Liabilities)
Balance as of December 31, 2010	$6,649
Total gains (losses) (realized and unrealized):
Included in earnings	10,010
Included in accumulated other comprehensive income	(7,382)
Settlements, net	(10,010)

Balance as of December 31, 2011	(733)
Total gains (realized and unrealized):
Included in earnings	1,944
Included in accumulated other comprehensive income	2,577
Settlements, net	(1,944)

Balance as of December 31, 2012	$1,844

Schedule of Level 3 financial instruments

Item	Fair Value as of December 31, 2012 (in thousands)	Valuation Technique	Unobservable Input	Range	Weighted Average
Fuel swap contracts	$1,844	Discounted Cash Flows	Forward Unleaded Price per Gallon(1)	$3.36 - $3.73	$3.55
			Forward Diesel Price per Gallon(1)	$3.88 - $3.96	$3.90
(1)
Forward price per gallon for unleaded and diesel were derived from third-party market data providers. A decrease in the forward price would result in a decrease in the fair value of the fuel swap contracts.

Schedule of effect of derivative instruments on the condensed consolidated statements of operations and comprehensive (loss)income and accumulated other comprehensive income (loss) on the condensed consolidated statements of financial position

		Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Earnings
	Effective Portion of Gain Recognized in Accumulated Other Comprehensive Income (Loss)
(In thousands)
Derivatives designated as Cash Flow Hedge Relationships			Location of Gain (Loss) included in Earnings
	Year ended December 31, 2012
Fuel swap contracts	$2,577	$1,944	Cost of services rendered and products sold
Interest rate swap contracts	$17,114	$(21,898)	Interest expense

		Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income
	Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Income (Loss)
Derivatives designated as Cash Flow Hedge Relationships			Location of (Loss) Gain included in Income
	Year ended December 31, 2011
Fuel swap contracts	$(7,382)	$9,739	Cost of services rendered and products sold
	$—	$271	Loss from discontinued operations, net of income taxes
Interest rate swap contracts	$28,340	$(37,613)	Interest expense